REFUND PAYABLE TO MEMBERS - Schedule of Movement in refund payable to members (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance		¥ 26,883	¥ 396,024	¥ 147,943
Estimated referral incentives to be refunded		8,021	132,989	626,853
Referral incentives earned	[1]	(6,985)	(122,760)	(378,772)
Change in estimate	[2]	(23,521)	(379,370)
Ending Balance		¥ 4,398	¥ 26,883	¥ 396,024

[1]	Once the referral incentives are earned by the referring members, the amounts are transferred to the members’ individual Yunji App accounts and recorded as Incentive payables to members (Note 13).
[2]	The estimation of refund payable to members is based upon the historical data of referral incentives earned by referring members within their active life cycle. The balance of the payable was RMB 26,883 and RMB 4,398 as of December 31, 2019 and 2020, respectively, and reflected the Company’s member’s referral behavior in light of its ongoing refinement of its membership enrollment system.